Net debt (Tables)	12 Months Ended
Jun. 30, 2022
Statement [Line Items]
Summary of Net Debt Balance and Gearing Ratio

	2022		2021
US$M	Current	Non-current	Current	Non-current
Interest bearing liabilities
Bank loans	397	2,075	437	1,823
Notes and debentures	1,690	9,673	1,244	13,525
Lease liabilities	519	2,057	889	3,007
Bank overdraft and short-term borrowings	–	–	–	–
Other	16	1	58	–

Total interest bearing liabilities	2,622	13,806	2,628	18,355

Less: Lease liability associated with index-linked freight contracts	113	161	346	679

Less: Cash and cash equivalents
Cash	5,728	–	4,408	–
Short-term deposits	11,508	–	10,838	–

Less: Total cash and cash equivalents	17,236	–	15,246	–

Less: Derivatives included in net debt
Net debt management related instruments 1	(358)	(1,330)	20	537
Net cash management related instruments 2	273	–	34	–

Less: Total derivatives included in net debt	(85)	(1,330)	54	537

Net debt		333		4,121

Net assets		48,766		55,605

Gearing		0.7%		6.9%

1	Represents the net cross currency and interest rate swaps designated as effective hedging instruments included within current and non-current other financial assets and liabilities.

2	Represents the net forward exchange contracts included within current and non-current other financial assets and liabilities.

Summary of Cash and Cash Equivalents, Net of Overdrafts
Cash and short-term deposits are disclosed in the cash flow statement net of bank overdrafts and interest bearing liabilities at call.

	2022	2021	2020
	US$M	US$M	US$M
Total cash and cash equivalents	17,236	15,246	13,426
Bank overdrafts and short-term borrowings	–	–	–

Total cash and cash equivalents, net of overdrafts	17,236	15,246	13,426

Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts
The maturity profile of the Group’s financial liabilities based on the undiscounted contractual amounts, taking into account the derivatives related to debt, is as follows:

2022 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under lease liabilities	Trade and other payables 1	Total
Due for payment:
In one year or less or on demand	2,109	492	525	221	579	6,608	10,534
In more than one year but not more than two years	1,634	427	300	112	443	–	2,916
In more than two years but not more than five years	2,609	1,032	492	246	936	–	5,315
In more than five years	7,550	3,705	1,467	245	1,470	–	14,437

Total	13,902	5,656	2,784	824	3,428	6,608	33,202

Carrying amount	13,852	–	1,824	752	2,576	6,608	25,612

2021 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under lease liabilities	Trade and other payables 1	Total
Due for payment:
In one year or less or on demand	1,722	729	61	149	980	6,851	10,492
In more than one year but not more than two years	2,278	661	267	80	680	–	3,966
In more than two years but not more than five years	4,062	1,492	256	240	1,397	–	7,447
In more than five years	7,801	4,136	585	317	1,842	–	14,681

Total	15,863	7,018	1,169	786	4,899	6,851	36,586

Carrying amount	17,087	–	586	690	3,896	6,851	29,110

1	Excludes input taxes of US$79 million (2021: US$176 million) included in other payables. Refer to note 9 ‘Trade and other payables’.

Currency risk [member]
Statement [Line Items]
Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency
Interest bearing liabilities and cash and cash equivalents include balances denominated in the following currencies:

	Interest bearing liabilities		Cash and cash equivalents
	2022	2021	2022	2021
	US$M	US$M	US$M	US$M
USD	8,813	11,146	7,654	12,003
EUR	3,463	4,505	2,656	4
GBP	2,621	3,415	30	32
AUD	783	1,053	3,360	573
CAD	584	635	3,437	2,455
Other	164	229	99	179

Total	16,428	20,983	17,236	15,246